Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible Assets were comprised of the following:

	June 30,
	2015	2014
	Amount	Amount
Customer Lists	$73,017	$73,071
Non-Compete	25,399	25,399
Exclusive License(s)	406,861	56,861
Amortization	(31,022)	(15,511)
Total	$474,255	$139,766

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Future estimated amortization expense for Customer Lists and Non-Compete included in intangible assets at June 30, 2015 is as follows:

Total
Fiscal Years:
2016	$15,511
2017	15,511
2018	15,511
2019	10,431
2020	10,431
Total	$67,395